Financial instruments (Details 4) - Currency swap contract [member] ₨ in Thousands	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Value of the outstanding term loan	₨ 257,300	₨ 330,750	$ 3,500	$ 4,500
Mark to Market losses/ (gain)	0	0
Tranche one [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	102,900	132,300	1,400	1,800
Mark to Market losses/ (gain)	0	0
Tranche two undrawn [Member]
Disclosure of financial assets [line items]
Value of the outstanding term loan	154,350	198,450	$ 2,100	$ 2,700
Mark to Market losses/ (gain)	₨ 0	₨ 0